Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Comprised of office campus and facilities	$ 1,828,092
Depreciation expenses	$ 176,111	$ 75,021	$ 23,655